Goodwill (Narrative) (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Goodwill impairment charge		$ 0	$ 214
NMGC
Goodwill [Line Items]
Goodwill impairment charge	$ 210